Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net loss		$ (218,257)	$ (109,421)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		1,238	1,177
Amortization of intangible assets and capitalized software development costs		19,545	15,203
Amortization of deferred costs to obtain revenue contracts		2,786	2,610
Non-cash operating lease expense		6,614
Stock-based compensation		38,047	1,010
Non-cash earnout expense		(238)	1,718
Loss contingency		11,700
Bad debt expense		142	254
Change in fair value of acquisition contingent consideration		(2,121)	434
Change in fair value of derivative liabilities		3,090	(3,407)
Fair Value Adjustment of Warrants		(15,837)
Deferred income tax benefit		(3,076)	(6,630)
Paid-in-kind interest, net		10,958	37,345
Other non-cash expenses		260
Non-cash interest expense		52,044	21,692
Loss on debt extinguishment, net		45,250
Loss on sublease	[1]		1,817
Gain on PPP loan forgiveness		(7,667)
Changes in operating assets and liabilities:
Accounts receivable, net		(3,941)	1,066
Prepaid expenses and other current assets		422	(3,598)
Costs capitalized to obtain revenue contracts, net		(4,129)	(4,199)
Other non-current assets		(395)
Accounts payable and accrued expenses		(2,113)	3,953
Deferred revenue		4,780	2,770
Customer deposits		93	1,403
Other current liabilities		(1,938)	291
Deferred rent			266
Contingent liabilities from acquisitions, net of current portion		(1,567)
Lease liabilities		(8,589)
Sublease loss liability, net of current portion			(2,480)
Lease incentive liability, net of current portion			(528)
Other non-current liabilities		274	208
Net cash used in operating activities		(72,625)	(37,046)
Investing Activities:
Capital expenditures		(11,367)	(5,570)
Cash paid for business acquisitions, net of cash acquired		1,125	(43,626)
Net cash used in investing activities		(10,242)	(49,196)
Financing Activities:
Proceeds from Business Combination		175,000
Issuance costs of common stock		(45,242)
Proceeds from long-term debt, net of issuance costs		166,014	61,165
Principal payments of long-term debt		(189,105)
Proceeds from exercise of public warrants		4,498
Proceeds from exercise of stock options		453	516
Repurchase of common stock		(88)
Net proceeds from issuance of preferred stock			12,626
Net cash provided by financing activities		111,530	74,307
Effects of exchange rates on cash		(449)	(76)
Net change in cash, cash equivalents, and restricted cash		28,214	(12,011)
Cash, cash equivalents, and restricted cash, beginning of period		33,009	45,020
Cash, cash equivalents, and restricted cash, end of period		61,223	33,009
Supplemental Noncash Investing and Financing Activities:
Acquisition of warrant liabilities		34,947
Accretion of preferred stock to redemption value		26,570	193,058
Issuance of common stock in connection with business acquisitions		8,590	32,966
Warrants issued in conjunction with long-term debt issuance		436	252
Issuance of Class A common stock upon exercise of public warrants		265
Fees payable to debt holders settled through increase of debt principal		100
Fair value of seller notes issued in connection with business combinations			21,438
Beneficial conversion feature in conjunction with long-term debt issuance, net of taxes			14,449
PIK interest settled through issuance of additional convertible notes to noteholders			10,598
Contingent liabilities incurred in connection with business acquisitions			5,254
Issuance of preferred stock in conjunction with debt modification			4,363
Supplemental Cash Flow Activities:
Cash paid for interest		35,157	4,654
Cash paid for taxes		55	$ 233
Class A Common Stock
Supplemental Noncash Investing and Financing Activities:
Issuance of Class A common stock upon redemption of preferred stock		475,781
Class A Common Stock and Class B Common Stock
Supplemental Noncash Investing and Financing Activities:
Issuance of Class A common stock and Class B common stock in connection with Business Combination		$ 346,797

[1]
(1)	Amounts include stock-based compensation expenses, as follows:

	Years Ended December 31,
	2022	2021
Cost of revenues	$81	$16
Research and development	1,007	277
Sales and marketing	762	147
Editorial	603	89
General and administrative	35,594	481